Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Services	$ 21,937	$ 18,064	$ 11,443
Licenses	250	250	250
Royalties and other revenues	52	146	92
Revenues	22,239	18,460	11,785
Cost of goods & services sold	(11,675)	(10,416)	(11,755)
Gross profit	10,564	8,044	30
Research and development expenses	(6,673)	(4,543)	(8,997)
Selling and marketing expenses	(17,744)	(16,752)	(17,809)
General and administrative expenses	(14,149)	(13,990)	(15,196)
Other operating income, net	1,161	118	(1,197)
Operating loss	(26,841)	(27,123)	(43,169)
Financial income	11	4	10
Financial expenses	(2,172)	(1,543)	(516)
Loss before income tax	(29,002)	(28,662)	(43,675)
Income tax	0	0	575
Loss for the year	$ (29,002)	$ (28,662)	$ (43,100)
Loss per share attributable to parent
Basic and diluted (in Dollars per share)	$ (0.24)	$ (0.34)	$ (0.69)